Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 13.7	$ 60.9	$ 3.1
Gross realized gains	0.1	5.2	0.4
Gross realized losses	$ 0.0	(0.5)	$ 0.0
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	1 month
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Gross realized gains		5.3
Gross realized losses		$ (0.5)